Income Taxes - (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred tax liabilities	$ 69	$ 2,198
Income tax rate percentage	23.00%	23.00%	23.00%
Israel [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage	23.00%
Operating loss carryforwards	$ 156,000
Subsidiaries [Member] | UK [Member]
Income Tax Disclosure [Line Items]
Income tax rate percentage	19.00%
Operating loss carryforwards	$ 22,500
Subsidiaries [Member] | US [Member]
Income Tax Disclosure [Line Items]
Operating loss carryforwards	54,500
Amount of Operating Loss Carryforwards expire between the years ended 2033 and 2037	$ 14,000